Stock-Based Compensation, TDS Consolidated (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock based compensation
Stock-based compensation expense	$ 40,400	$ 35,793	$ 30,338
Income tax benefit	(15,267)	(13,519)	(11,459)
Total stock-based compensation expense, net of income taxes	25,133	22,274	18,879
Unrecognized compensation cost for all stock-based compensation awards	$ 42,800
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 11 months
Tax benefit from exercise of stock options and other awards	$ 7,700
Cost of services and products
Stock based compensation
Stock-based compensation expense	2,935	3,288	3,208
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	37,465	32,505	27,130
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	18,431	15,802	12,973
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	20,067	17,968	15,535
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	622	690	550
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 1,280	$ 1,333	$ 1,280
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans
Stock-based compensation, overview
Terms of award	Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Stock Options
Stock-based compensation, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2015 expire between 2016 and 2025. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Jun. 19, 2016
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	May 11, 2025
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Restricted Stock Units
Stock-based compensation, overview
Terms of award	TDS also grants restricted stock unit awards to key employees. Each outstanding restricted stock unit is convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2013, 2014 and 2015 and will vest in 2016, 2017 and 2018, respectively.
TDS Parent Company | 2011 and 2004 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of award	Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units.
TDS Parent Company | Common Shares | 2011 and 2004 Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	17,389,000
TDS Parent Company | Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	139,000
TDS Parent Company | Common Shares | Automatic Dividend Reinvestment and Stock Purchase Plans
Stock-based compensation, overview
Shares reserved	605,000
TDS Parent Company | Series A Common Shares | Series A Common Share Automatic Dividend Reinvestment Plan
Stock-based compensation, overview
Shares reserved	107,000